Edict Acquisition (Narrative) (Details) (Edict Acquisition [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	7 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Sep. 28, 2012 Predecessor [Member]
Business Acquisition [Line Items]
(Loss) from continuing operations		$ (1,931)	$ (2,749)
Finite-lived intangible assets fair value adjustment	750
Adjustment to pro forma revenue, merger-related costs	$ 2,880